Basic and Diluted Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2026
Basic and Diluted Loss Per Share [Abstract]
Schedule of Net Profit (Loss) Per Share

The following table sets forth the computation of basic and diluted net profit (loss) per share for the six months ended June 30, 2026 and 2025, which includes both Class A Ordinary Shares and Class B Ordinary Shares:

	June 30,
	2026		2025
	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares	Class B Ordinary Shares
Numerator:
Net loss from continuing operations attributable to the Company	$(78,606)	$(78,606)	$(1,508)	$(1,508)
Net loss from discontinued operations attributable to the Company	4,337	4,337	(1,008)	(1,008)
Allocation of net loss from continuing operations attributable to the Company between Class A and Class B Ordinary Shares	-	(78,606)	(499)	(1,009)
Allocation of net loss from discontinued operations attributable to the Company between Class A and Class B Ordinary Shares	-	4,337	(334)	(674)

Denominator:
Weighted average shares	-	8,791,366	62,783	126,915

Basic and diluted net loss per share from continuing operations attributable to the Company	$-	$(8.94)	$(7.95)	$(7.95)
Basic and diluted net profit (loss) per share from discontinued operations attributable to the Company	$-	$0.49	$(5.31)	$(5.31)
Basic and diluted net loss per share attributable to the Company	$-	$(8.45)	$(13.26)	$(13.26)